Income Tax (Income)/ Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Income)/ Expense (Details) [Line Items]
Tax rate effect of tax losses	25.00%	25.00%	25.00%
Applicable tax rate	16.50%
Deferred tax assets (in Dollars)	$ 4,639,158
Hongri Fujian and Anhui Kai Xin [Member]
Income Tax (Income)/ Expense (Details) [Line Items]
Tax rate effect of tax losses	25.00%